Shareholders' Equity (Details) - Schedule of the company's RSU award activity - $ / shares	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Schedule of the company's RSU award activity [Abstract]
Restricted Stock Units, Outstanding beginning balance	2,185,003	2,050,003	2,453,175
Weighted Average Grant Date Fair Value, Outstanding beginning balance	$ 0.45	$ 0.46	$ 0.42
Restricted Stock Units, Granted		6,135,000	500,000
Weighted Average Grant Date Fair Value, Granted		$ 0.15	$ 0.14
Restricted Stock Units, Vested		(6,000,000)	(903,172)
Weighted Average Grant Date Fair Value, Vested		$ 0.15	$ 0.16
Restricted Stock Units, Forfeited
Weighted Average Grant Date Fair Value, Forfeited
Restricted Stock Units, Outstanding ending balance	2,185,003	2,185,003	2,050,003
Weighted Average Grant Date Fair Value, Outstanding ending balance	$ 0.45	$ 0.45	$ 0.46